Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended									12 Months Ended
	Jul. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Director [Member]	Dec. 31, 2009 Minimum [Member]	Dec. 31, 2009 Maximum [Member]	Sep. 30, 2012 Related Party Transactions	Dec. 31, 2009 Hydrophix [Member]	Dec. 31, 2011 Related Party [Member]	Dec. 31, 2003 Related Party [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued expenses										$ 14,500
Royalty Expense					1,086,000
Royalty Expressed As Percentage Of Revenue								5	10
Royalty Expenses Retainable					104,665						102,759
Retained Royalty Expenses					1,906
Reserves Against Royalty											77,000
Due to Related Parties													127,353
Debt Instrument, Interest Rate During Period						8.00%							5.00%
Debt Instrument, Maturity Date													Dec. 31, 2013
Convertible Notes Accompanying Warrants			333,333
Convertible Notes Accompanying Warrants Value			500,000
Repayments of Notes Payable			200,000									200,000
Common stock issued up on conversion of convertible promissory note, shares			1,320,454									198,980
Convertible notes, principal and interest amount			1,350,000									100,000
Stock Issued During Period, Shares, Issued for Services	300,000			692,092			16,000
Share Price			$ 0.42
Number of Shares outstanding, Granted			4,734,300
Travel and Entertainment Expense		$ 15,313